Biological assets (Details) - Schedule of area (hectares) to be harvested - ha	Jun. 30, 2021	Jun. 30, 2020
Biological assets (Details) - Schedule of area (hectares) to be harvested [Line Items]
Planted area (Hectares)	40,289	38,199
Grains [Member]
Biological assets (Details) - Schedule of area (hectares) to be harvested [Line Items]
Planted area (Hectares)	12,643	9,836
Cotton [Member]
Biological assets (Details) - Schedule of area (hectares) to be harvested [Line Items]
Planted area (Hectares)	732	1,404
Sugarcane [Member]
Biological assets (Details) - Schedule of area (hectares) to be harvested [Line Items]
Planted area (Hectares)	26,914	26,959